Significant judgments, estimates and assumptions	12 Months Ended
Dec. 31, 2024
Significant judgments, estimates and assumptions

3. Significant judgments, estimates and assumptions

The preparation of the Company’s consolidated financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions that affect the reported amounts of assets, liabilities and contingent liabilities at the date of the consolidated financial statements and reported amounts of revenues and expenses during the reporting period. Estimates and assumptions are continuously evaluated and are based on management’s experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances. However, actual outcomes can differ from these estimates. Information about significant sources of estimation uncertainty and judgments made by management in preparing the consolidated financial statements are described below.

Valuation of share-based compensation

Management determines the costs for share-based compensation using market-based valuation techniques. The fair value of the market-based and performance-based share awards are determined at the date of grant for stock options and RSUs, using generally accepted valuation techniques. Assumptions are made and judgment is used in applying the valuation techniques. These assumptions and judgments include estimating the future volatility of the share price, expected dividend yield, future employee turnover rates and future share option exercise behaviours and corporate performance. Such judgments and assumptions are inherently uncertain. Changes in these assumptions affect the fair value estimates of share-based compensation and.

Reserves and resources

The Company’s business is the acquisition of royalties. This amount represents the capitalized expenditures related to the acquisition of royalty interests, net of accumulated depletion and accumulated impairment charges, if any. The Company estimates the reserves, resources and exploration potential relating to each agreement. Reserves are estimates of the amount of minerals that can be economically and legally extracted from the mining properties in respect of which the Company has royalty agreements. Resources are estimates of the amount of minerals contained in mineralized material for which there is a reasonable prospect for economic extraction from the mining properties in respect of which the Company has royalty agreements. Exploration potential represents an estimate of additional reserves and resources that may be discovered through the mine operator’s exploration program. The Company adjusts its estimates of reserves, resources (where applicable) and exploration potential (where applicable) to reflect the Company’s percentage entitlement to minerals produced from such mines. The Company compiles its estimates of its reserves and resources based on information supplied by appropriately qualified persons relating to the geological data on the size, density and grade of the ore body, and requires complex geological and geostatistical judgments to interpret the data. The estimation of recoverable reserves and resources is based upon factors such as estimates of foreign exchange rates, commodity prices, future capital requirements and production costs along with geological assumptions and judgments made in estimating the size and grade of the ore body. The Company estimates exploration potential based on assumptions surrounding the ore body continuity, which requires judgment as to future success of any exploration programs undertaken by the mine operator. Changes in the reserve estimates, resource estimates or exploration potential estimates may impact the carrying value of the Company’s royalty interests and depletion charges.

Impairment and reversal of impairment of royalty interests

Assessment of impairment and reversal of impairment of royalty interests at the end of each reporting period requires the use of judgments, assumptions and estimates when assessing whether there are any indicators that give rise to the requirement to conduct an impairment or impairment reversal analysis on the Company’s royalty interests. Indicators which could trigger an impairment or impairment reversal analysis include, but are not limited to, a significant adverse change in operator reserve and resource estimates, operating status, change in permitting and concession rights, industry or economic trends, current or forecast commodity prices, and other relevant operator information. The assessment of fair values requires the use of estimates and assumptions for recoverable production, long-term commodity prices, discount rates, reserve/resource conversion, foreign exchange rates, future capital expansion plans and the associated attributable production implications. In addition, the Company may use other approaches in determining fair value which may include judgment and estimates related to (i) dollar value per ounce or pound of reserve/resource, (ii) cash-flow multiples and (iii) market capitalization of comparable assets. Changes in any of the assumptions and estimates used in determining the fair value of the royalty interests could impact the impairment or impairment reversal analysis.

Income taxes

The interpretation and application of new and existing tax laws or regulations in Canada, Australia, the United States of America or any of the countries in which the Company’s royalty interests are located requires the use of judgment. The likelihood that tax positions taken will be sustained upon examination by applicable tax authorities is assessed based on facts and circumstances of the relevant tax position considering all available evidence. Differing interpretation of these laws, regulations or rules could result in an increase in the Company’s taxes, or other governmental charges, duties or impositions.